UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund:  BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end:  12/31/2017

Date of reporting period:  09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 1.5%
Delta Air Lines, Inc. (a)	228,136	$11,000,718
Auto Components — 1.8%
Goodyear Tire & Rubber Co. (a)	265,381	8,823,918
Lear Corp. (a)	23,950	4,145,266

		12,969,184
Banks — 12.4%
Bank of America Corp. (a)(b)	837,606	21,224,936
Citigroup, Inc. (a)	91,513	6,656,656
JPMorgan Chase & Co. (a)(b)	285,110	27,230,856
Regions Financial Corp. (a)	362,509	5,521,012
SunTrust Banks, Inc. (a)	231,139	13,815,178
U.S. Bancorp (a)	286,534	15,355,357

		89,803,995
Biotechnology — 4.5%
Biogen, Inc. (a)(c)	52,949	16,579,391
Gilead Sciences, Inc. (a)	200,270	16,225,875

		32,805,266
Capital Markets — 1.9%
E*Trade Financial Corp. (a)(c)	13,243	577,527
Goldman Sachs Group, Inc. (a)	56,698	13,448,199

		14,025,726
Chemicals — 2.5%
DowDuPont, Inc. (a)	266,449	18,446,264
Communications Equipment — 2.0%
Cisco Systems, Inc. (a)	444,454	14,946,988
Construction & Engineering — 0.4%
EMCOR Group, Inc. (a)	38,318	2,658,503
Consumer Finance — 1.0%
SLM Corp. (a)(c)	643,933	7,385,911
Containers & Packaging — 1.8%
Avery Dennison Corp. (a)	49,010	4,819,644
Packaging Corp. of America (a)	74,284	8,518,889

		13,338,533
Diversified Telecommunication Services — 0.2%
AT&T, Inc. (a)	37,503	1,468,992
Electric Utilities — 1.4%
FirstEnergy Corp. (a)	331,947	10,233,926
Electronic Equipment, Instruments & Components — 2.2%
CDW Corp. (a)	126,517	8,350,122
Flex Ltd. (a)(c)	444,675	7,368,265

		15,718,387
Food & Staples Retailing — 4.8%
CVS Health Corp. (a)(b)	137,450	11,177,434
Wal-Mart Stores, Inc. (a)	188,100	14,698,134

Common Stocks	Shares	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc. (a)	119,591	$9,234,817

		35,110,385
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc. (a)	134,956	8,468,489
Health Care Providers & Services — 6.8%
Anthem, Inc. (a)	17,318	3,288,342
Centene Corp. (a)(c)	89,151	8,627,142
Humana, Inc. (a)	63,416	15,450,040
Laboratory Corp. of America Holdings (a)(c)	36,871	5,566,415
UnitedHealth Group, Inc. (a)	83,019	16,259,271

		49,191,210
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp. (a)	166,451	10,747,741
Household Durables — 2.6%
D.R. Horton, Inc. (a)	308,599	12,322,358
Lennar Corp., Class A (a)	59,939	3,164,779
NVR, Inc. (a)(c)	1,270	3,625,850

		19,112,987
Household Products — 0.2%
Energizer Holdings, Inc. (a)	37,500	1,726,875
Insurance — 0.6%
Hartford Financial Services Group, Inc. (a)	79,598	4,412,117
Internet Software & Services — 4.5%
Alphabet, Inc., Class A (a)(c)	33,329	32,453,114
IT Services — 2.7%
Amdocs Ltd. (a)	94,443	6,074,574
Cognizant Technology Solutions Corp., Class A (a)	183,589	13,317,546

		19,392,120
Machinery — 2.9%
Fortive Corp. (a)	92,749	6,565,702
Stanley Black & Decker, Inc. (a)	77,566	11,710,139
WABCO Holdings, Inc. (a)(c)	20,269	2,999,812

		21,275,653
Media — 2.9%
Comcast Corp., Class A (a)(b)	543,920	20,930,042
Metals & Mining — 1.0%
Rio Tinto PLC - ADR (a)	151,326	7,141,074
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc. (a)	88,048	4,072,220
Oil, Gas & Consumable Fuels — 6.5%
BP PLC - ADR (a)	204,292	7,850,942

BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund (CII)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. (a)(b)	129,713	$15,241,277
Marathon Oil Corp. (a)	130,908	1,775,112
Statoil ASA - ADR (a)	120,101	2,412,829
Suncor Energy, Inc. (a)	361,226	12,653,747
TOTAL SA - ADR (a)	87,509	4,683,482
Valero Energy Corp. (a)	34,618	2,663,163

		47,280,552
Pharmaceuticals — 4.3%
Merck & Co., Inc. (a)	100,975	6,465,429
Novo Nordisk A/S - ADR (a)	73,861	3,556,407
Pfizer, Inc. (a)	588,353	21,004,202

		31,026,038
Professional Services — 0.7%
Robert Half International, Inc. (a)	106,070	5,339,564
Road & Rail — 2.1%
Norfolk Southern Corp. (a)	113,149	14,962,824
Software — 8.6%
Activision Blizzard, Inc. (a)	190,940	12,317,539
Dell Technologies, Inc., Class V (a)(c)	88,843	6,859,568
Microsoft Corp. (a)(b)	398,650	29,695,439
Oracle Corp. (a)	287,714	13,910,972

		62,783,518
Specialty Retail — 5.4%
Home Depot, Inc. (a)(b)	101,513	16,603,466
Lowe’s Cos., Inc. (a)(b)	185,268	14,810,324
Urban Outfitters, Inc. (a)(c)	323,576	7,733,467

		39,147,257

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc. (a)(b)	250,316	$38,578,702
Tobacco — 2.3%
Altria Group, Inc. (a)(b)	266,262	16,886,336
Total Long-Term Investments (Cost — $590,272,990) — 101.1%		734,841,211

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (d)(e)	3,284,861	3,284,861
Total Short-Term Securities (Cost — $3,284,861) — 0.5%		3,284,861
Total Investments Before Options Written (Cost — $593,557,851) — 101.6%		738,126,072
Options Written (Premiums Received — $7,812,287) — (1.5)%		(11,153,038)
Total Investments, Net of Options Written (Cost — $585,745,564) — 100.1%		726,973,034
Liabilities in Excess of Other Assets — (0.1)%		(380,060)

Net Assets — 100.0%		$726,592,974

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Annualized 7-day yield as of period end.

2	BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund (CII)

(e)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	24,715,046	(21,430,185)	3,284,861	$3,284,861	$60,315		—	—
SL Liquidity Series, LLC, Money Market Series	695,518	(695,518)	—	—	1,192	[1]	—	$(54)
Total				$3,284,861	$61,507		—	$(54)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts
OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bank of America Corp.	216	10/02/17	USD	24.25	USD	547	$(23,672)
DowDuPont, Inc.	130	10/05/17	USD	65.25	USD	900	(52,037)
Alphabet, Inc., Class A	28	10/06/17	USD	962.50	USD	2,726	(42,420)
Bank of America Corp.	213	10/06/17	USD	24.00	USD	540	(28,861)
Bank of America Corp.	212	10/06/17	USD	24.50	USD	537	(18,974)
Baxter International, Inc.	562	10/06/17	USD	62.00	USD	3,527	(57,886)
CVS Health Corp.	236	10/06/17	USD	78.00	USD	1,919	(79,650)
Chevron Corp.	54	10/06/17	USD	110.00	USD	635	(40,635)
Cisco Systems, Inc.	154	10/06/17	USD	32.00	USD	518	(25,179)
Citigroup, Inc.	75	10/06/17	USD	67.50	USD	546	(39,188)
Comcast Corp., Class A	96	10/06/17	USD	41.00	USD	369	(864)
Flex Ltd.	165	10/06/17	USD	16.50	USD	273	(3,382)
Home Depot, Inc.	172	10/06/17	USD	150.00	USD	2,813	(233,920)
Humana, Inc.	96	10/06/17	USD	255.00	USD	2,339	(3,360)
Lowe’s Cos., Inc.	211	10/06/17	USD	76.00	USD	1,687	(85,455)
Merck & Co., Inc.	56	10/06/17	USD	65.50	USD	359	(448)
Microsoft Corp.	698	10/06/17	USD	73.50	USD	5,199	(83,411)
Pfizer, Inc.	302	10/06/17	USD	34.00	USD	1,078	(52,850)
Suncor Energy, Inc.	433	10/06/17	USD	31.50	USD	1,517	(154,798)
UnitedHealth Group, Inc.	24	10/06/17	USD	195.00	USD	470	(4,740)
Valero Energy Corp.	40	10/06/17	USD	70.00	USD	308	(30,500)
Wal-Mart Stores, Inc.	233	10/06/17	USD	80.00	USD	1,821	(1,864)
Pfizer, Inc.	90	10/12/17	USD	33.75	USD	321	(17,766)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Altria Group, Inc.	40	10/13/17	USD	65.25	USD	254	$(876)
Altria Group, Inc.	125	10/13/17	USD	63.00	USD	793	(12,750)
Anthem, Inc.	10	10/13/17	USD	197.50	USD	190	(270)
Apple, Inc.	114	10/13/17	USD	160.00	USD	1,757	(3,933)
Apple, Inc.	232	10/13/17	USD	162.50	USD	3,576	(3,596)
BP PLC - ADR	179	10/13/17	USD	36.00	USD	688	(44,303)
Cisco Systems, Inc.	162	10/13/17	USD	32.00	USD	545	(26,811)
Cognizant Technology Solutions Corp., Class A	182	10/13/17	USD	71.00	USD	1,320	(33,670)
Comcast Corp., Class A	572	10/13/17	USD	41.00	USD	2,201	(3,432)
Delta Air Lines, Inc.	109	10/13/17	USD	48.00	USD	526	(12,644)
DowDuPont, Inc.	155	10/13/17	USD	66.85	USD	1,073	(40,803)
Flex Ltd.	164	10/13/17	USD	16.50	USD	272	(4,346)
JPMorgan Chase & Co.	269	10/13/17	USD	92.00	USD	2,569	(93,478)
Marathon Oil Corp.	190	10/13/17	USD	11.50	USD	258	(39,425)
Merck & Co., Inc.	49	10/13/17	USD	64.50	USD	314	(1,813)
Microsoft Corp.	336	10/13/17	USD	75.50	USD	2,503	(12,096)
Suncor Energy, Inc.	358	10/13/17	USD	33.00	USD	1,254	(76,433)
UnitedHealth Group, Inc.	26	10/13/17	USD	200.00	USD	509	(1,885)
Valero Energy Corp.	42	10/13/17	USD	69.50	USD	323	(34,335)
WABCO Holdings, Inc.	114	10/13/17	USD	136.90	USD	1,687	(134,283)
Walgreens Boots Alliance, Inc.	148	10/13/17	USD	82.00	USD	1,143	(1,480)
AT&T, Inc.	94	10/20/17	USD	38.00	USD	368	(11,280)
Activision Blizzard, Inc.	157	10/20/17	USD	67.50	USD	1,013	(6,437)
Alphabet, Inc., Class A	19	10/20/17	USD	975.00	USD	1,850	(28,405)
Altria Group, Inc.	610	10/20/17	USD	65.00	USD	3,869	(25,620)
Anthem, Inc.	37	10/20/17	USD	195.00	USD	703	(4,551)
Avery Dennison Corp.	146	10/20/17	USD	95.00	USD	1,436	(56,210)
BP PLC - ADR	179	10/20/17	USD	36.00	USD	688	(44,392)
Bank of America Corp.	503	10/20/17	USD	24.00	USD	1,275	(74,444)
CDW Corp.	310	10/20/17	USD	65.00	USD	2,046	(49,600)
Centene Corp.	498	10/20/17	USD	95.00	USD	4,819	(181,770)
Chevron Corp.	54	10/20/17	USD	110.00	USD	635	(41,445)
Cisco Systems, Inc.	392	10/20/17	USD	31.00	USD	1,318	(102,900)
Citigroup, Inc.	24	10/20/17	USD	70.00	USD	175	(7,560)
Citigroup, Inc.	75	10/20/17	USD	67.50	USD	546	(40,500)
Cognizant Technology Solutions Corp., Class A	311	10/20/17	USD	72.50	USD	2,256	(32,655)
DowDuPont, Inc.	389	10/20/17	USD	65.00	USD	2,693	(168,243)
FirstEnergy Corp.	210	10/20/17	USD	33.00	USD	647	(1,050)
FirstEnergy Corp.	183	10/20/17	USD	32.00	USD	564	(1,830)
Flex Ltd.	328	10/20/17	USD	17.00	USD	543	(3,608)
Fortive Corp.	244	10/20/17	USD	66.15	USD	1,727	(115,301)
Gilead Sciences, Inc.	462	10/20/17	USD	82.50	USD	3,743	(52,206)
Goodyear Tire & Rubber Co.	379	10/20/17	USD	31.00	USD	1,260	(88,118)
Hartford Financial Services Group, Inc.	140	10/20/17	USD	55.00	USD	776	(13,860)
Humana, Inc.	113	10/20/17	USD	260.00	USD	2,753	(5,650)
Laboratory Corp. of America Holdings	202	10/20/17	USD	155.00	USD	3,050	(22,220)
Lear Corp.	134	10/20/17	USD	165.00	USD	2,319	(125,290)
Lennar Corp., Class A	154	10/20/17	USD	52.50	USD	813	(21,483)
Lowe’s Cos., Inc.	304	10/20/17	USD	75.00	USD	2,430	(156,560)
Marathon Oil Corp.	127	10/20/17	USD	11.00	USD	172	(32,703)
Merck & Co., Inc.	61	10/20/17	USD	65.00	USD	391	(2,501)
Microsoft Corp.	348	10/20/17	USD	75.00	USD	2,592	(26,970)

4	BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Microsoft Corp.	155	10/20/17	USD	74.50	USD	1,155	$(15,965)
Novo Nordisk A/S - ADR	182	10/20/17	USD	49.00	USD	876	(8,645)
Oracle Corp.	49	10/20/17	USD	50.00	USD	237	(906)
Packaging Corp. of America	137	10/20/17	USD	115.00	USD	1,571	(25,345)
Pfizer, Inc.	327	10/20/17	USD	34.00	USD	1,167	(57,879)
Rio Tinto PLC - ADR	348	10/20/17	USD	47.50	USD	1,642	(32,190)
SLM Corp.	472	10/20/17	USD	11.00	USD	541	(31,152)
Stanley Black & Decker, Inc.	213	10/20/17	USD	140.00	USD	3,216	(239,625)
Stanley Black & Decker, Inc.	213	10/20/17	USD	150.00	USD	3,216	(59,640)
SunTrust Banks, Inc.	115	10/20/17	USD	60.00	USD	687	(13,742)
SunTrust Banks, Inc.	318	10/20/17	USD	55.00	USD	1,901	(158,205)
TOTAL SA - ADR	166	10/20/17	USD	51.25	USD	888	(39,278)
U.S. Bancorp	448	10/20/17	USD	52.50	USD	2,401	(71,456)
UnitedHealth Group, Inc.	317	10/20/17	USD	200.00	USD	6,208	(61,815)
Urban Outfitters, Inc.	373	10/20/17	USD	22.00	USD	891	(82,060)
Valero Energy Corp.	20	10/20/17	USD	70.00	USD	154	(14,150)
Wal-Mart Stores, Inc.	362	10/20/17	USD	80.00	USD	2,829	(28,236)
Walgreens Boots Alliance, Inc.	528	10/20/17	USD	82.50	USD	4,077	(3,696)
Activision Blizzard, Inc.	78	10/27/17	USD	67.00	USD	503	(5,694)
Alphabet, Inc., Class A	23	10/27/17	USD	952.50	USD	2,240	(90,045)
Altria Group, Inc.	464	10/27/17	USD	64.50	USD	2,943	(35,496)
Anthem, Inc.	4	10/27/17	USD	195.00	USD	76	(950)
Anthem, Inc.	8	10/27/17	USD	192.50	USD	152	(2,680)
Apple, Inc.	229	10/27/17	USD	165.00	USD	3,529	(12,251)
BP PLC - ADR	86	10/27/17	USD	36.00	USD	330	(22,188)
BP PLC - ADR	267	10/27/17	USD	37.00	USD	1,026	(43,254)
Bank of America Corp.	507	10/27/17	USD	23.50	USD	1,285	(100,386)
Baxter International, Inc.	142	10/27/17	USD	64.00	USD	891	(10,721)
Biogen, Inc.	64	10/27/17	USD	327.50	USD	2,004	(30,720)
CVS Health Corp.	218	10/27/17	USD	83.00	USD	1,773	(13,298)
Carnival Corp.	233	10/27/17	USD	67.50	USD	1,504	(8,737)
Cisco Systems, Inc.	1,137	10/27/17	USD	32.50	USD	3,824	(131,324)
Citigroup, Inc.	36	10/27/17	USD	69.00	USD	262	(15,030)
Cognizant Technology Solutions Corp., Class A	516	10/27/17	USD	73.00	USD	3,743	(51,600)
Comcast Corp., Class A	586	10/27/17	USD	39.00	USD	2,255	(38,090)
Delta Air Lines, Inc.	323	10/27/17	USD	51.00	USD	1,558	(15,181)
DowDuPont, Inc.	99	10/27/17	USD	70.50	USD	685	(5,643)
Goldman Sachs Group, Inc.	135	10/27/17	USD	235.00	USD	3,202	(87,413)
Goodyear Tire & Rubber Co.	628	10/27/17	USD	33.50	USD	2,088	(54,950)
Hartford Financial Services Group, Inc.	140	10/27/17	USD	55.00	USD	776	(20,370)
Home Depot, Inc.	193	10/27/17	USD	160.00	USD	3,157	(93,605)
JPMorgan Chase & Co.	136	10/27/17	USD	93.50	USD	1,299	(35,292)
JPMorgan Chase & Co.	122	10/27/17	USD	95.50	USD	1,165	(17,507)
Lowe’s Cos., Inc.	138	10/27/17	USD	81.00	USD	1,103	(12,075)
Marathon Oil Corp.	157	10/27/17	USD	12.00	USD	213	(25,198)
Merck & Co., Inc.	195	10/27/17	USD	65.50	USD	1,249	(10,237)
Microsoft Corp.	70	10/27/17	USD	74.00	USD	521	(14,035)
Oracle Corp.	384	10/27/17	USD	51.00	USD	1,857	(5,184)
Oracle Corp.	161	10/27/17	USD	50.00	USD	778	(4,347)
Pfizer, Inc.	814	10/27/17	USD	35.50	USD	2,906	(50,875)
U.S. Bancorp	412	10/27/17	USD	52.00	USD	2,208	(85,902)
UnitedHealth Group, Inc.	27	10/27/17	USD	197.50	USD	529	(9,112)
Urban Outfitters, Inc.	278	10/27/17	USD	23.50	USD	664	(36,140)
Valero Energy Corp.	74	10/27/17	USD	70.50	USD	569	(50,690)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Wal-Mart Stores, Inc.	63	10/27/17	USD	81.50	USD	492	$(2,614)
FirstEnergy Corp.	184	10/31/17	USD	32.01	USD	567	(4,229)
TOTAL SA - ADR	83	10/31/17	USD	53.50	USD	444	(8,641)
AT&T, Inc.	112	11/03/17	USD	39.00	USD	439	(8,456)
Activision Blizzard, Inc.	327	11/03/17	USD	64.50	USD	2,109	(83,058)
Alphabet, Inc., Class A	18	11/03/17	USD	970.00	USD	1,753	(55,440)
Anthem, Inc.	4	11/03/17	USD	190.00	USD	76	(1,980)
Apple, Inc.	353	11/03/17	USD	160.00	USD	5,440	(76,072)
Bank of America Corp.	496	11/03/17	USD	25.50	USD	1,257	(31,248)
Baxter International, Inc.	11	11/03/17	USD	64.00	USD	69	(874)
Carnival Corp.	424	11/03/17	USD	66.50	USD	2,738	(34,980)
Cisco Systems, Inc.	52	11/03/17	USD	33.00	USD	175	(4,264)
Cisco Systems, Inc.	206	11/03/17	USD	33.50	USD	693	(10,815)
Comcast Corp., Class A	804	11/03/17	USD	38.50	USD	3,094	(77,988)
DowDuPont, Inc.	386	11/03/17	USD	71.00	USD	2,672	(26,055)
Goldman Sachs Group, Inc.	28	11/03/17	USD	232.50	USD	664	(24,710)
Humana, Inc.	89	11/03/17	USD	245.00	USD	2,168	(45,835)
JPMorgan Chase & Co.	157	11/03/17	USD	96.00	USD	1,500	(22,294)
Marathon Oil Corp.	165	11/03/17	USD	13.50	USD	224	(10,395)
Microsoft Corp.	200	11/03/17	USD	75.00	USD	1,490	(32,200)
Norfolk Southern Corp.	152	11/03/17	USD	134.00	USD	2,010	(47,500)
Oracle Corp.	460	11/03/17	USD	50.00	USD	2,224	(15,410)
Pfizer, Inc.	3	11/03/17	USD	36.00	USD	11	(147)
Suncor Energy, Inc.	123	11/03/17	USD	35.00	USD	431	(11,070)
U.S. Bancorp	105	11/03/17	USD	54.00	USD	563	(9,765)
SunTrust Banks, Inc.	425	11/06/17	USD	57.30	USD	2,540	(150,593)
Bank of America Corp.	503	11/09/17	USD	24.70	USD	1,275	(61,243)
Citigroup, Inc.	131	11/09/17	USD	69.35	USD	953	(50,919)
Dell Technologies, Inc., Class V	134	11/09/17	USD	75.46	USD	1,035	(41,895)
U.S. Bancorp	140	11/09/17	USD	52.25	USD	750	(28,391)
Activision Blizzard, Inc.	213	11/10/17	USD	64.50	USD	1,374	(63,474)
Alphabet, Inc., Class A	28	11/10/17	USD	985.00	USD	2,726	(70,280)
Apple, Inc.	167	11/10/17	USD	157.50	USD	2,574	(58,450)
Apple, Inc.	166	11/10/17	USD	160.00	USD	2,558	(42,579)
Baxter International, Inc.	27	11/10/17	USD	62.50	USD	169	(4,428)
Chevron Corp.	162	11/10/17	USD	118.00	USD	1,904	(31,185)
Comcast Corp., Class A	477	11/10/17	USD	38.50	USD	1,835	(51,516)
DowDuPont, Inc.	155	11/10/17	USD	69.00	USD	1,073	(26,505)
Humana, Inc.	50	11/10/17	USD	245.00	USD	1,218	(32,500)
JPMorgan Chase & Co.	244	11/10/17	USD	95.50	USD	2,330	(44,774)
Microsoft Corp.	225	11/10/17	USD	74.50	USD	1,676	(45,675)
Oracle Corp.	72	11/10/17	USD	50.00	USD	348	(2,952)
Pfizer, Inc.	411	11/10/17	USD	35.50	USD	1,467	(32,880)
UnitedHealth Group, Inc.	62	11/10/17	USD	197.50	USD	1,214	(25,606)
FirstEnergy Corp.	500	11/13/17	USD	32.55	USD	1,542	(7,312)
Pfizer, Inc.	705	11/13/17	USD	35.40	USD	2,517	(51,466)
Activision Blizzard, Inc.	140	11/17/17	USD	67.50	USD	903	(27,650)
Altria Group, Inc.	225	11/17/17	USD	64.01	USD	1,427	(31,808)
Anthem, Inc.	32	11/17/17	USD	195.00	USD	608	(11,040)
Apple, Inc.	115	11/17/17	USD	170.00	USD	1,772	(9,487)
BP PLC - ADR	412	11/17/17	USD	37.00	USD	1,583	(72,512)
Bank of America Corp.	485	11/17/17	USD	25.00	USD	1,229	(51,168)

6	BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Bank of America Corp.	302	11/17/17	USD	26.00	USD	765	$(16,761)
Biogen, Inc.	123	11/17/17	USD	320.00	USD	3,851	(122,385)
CVS Health Corp.	301	11/17/17	USD	81.35	USD	2,448	(62,458)
Carnival Corp.	424	11/17/17	USD	67.50	USD	2,738	(32,860)
Chevron Corp.	130	11/17/17	USD	112.25	USD	1,528	(69,363)
Chevron Corp.	313	11/17/17	USD	113.25	USD	3,678	(144,880)
Cisco Systems, Inc.	341	11/17/17	USD	34.00	USD	1,147	(21,312)
Citigroup, Inc.	162	11/17/17	USD	70.00	USD	1,178	(59,940)
Comcast Corp., Class A	456	11/17/17	USD	40.00	USD	1,755	(24,396)
D.R. Horton, Inc.	124	11/17/17	USD	38.00	USD	495	(34,410)
Delta Air Lines, Inc.	323	11/17/17	USD	50.00	USD	1,558	(32,462)
DowDuPont, Inc.	151	11/17/17	USD	65.00	USD	1,045	(71,348)
Flex Ltd.	1,102	11/17/17	USD	17.00	USD	1,826	(43,529)
Gilead Sciences, Inc.	639	11/17/17	USD	85.00	USD	5,177	(95,850)
Goldman Sachs Group, Inc.	148	11/17/17	USD	235.00	USD	3,510	(124,690)
Goodyear Tire & Rubber Co.	452	11/17/17	USD	34.00	USD	1,503	(40,680)
Home Depot, Inc.	193	11/17/17	USD	160.00	USD	3,157	(122,555)
JPMorgan Chase & Co.	136	11/17/17	USD	95.00	USD	1,299	(31,620)
Lennar Corp., Class A	175	11/17/17	USD	52.50	USD	924	(33,775)
Marathon Oil Corp.	70	11/17/17	USD	13.00	USD	95	(6,860)
Marathon Oil Corp.	10	11/17/17	USD	14.00	USD	14	(475)
Merck & Co., Inc.	195	11/17/17	USD	65.51	USD	1,249	(16,736)
Microsoft Corp.	160	11/17/17	USD	77.50	USD	1,192	(13,440)
Norfolk Southern Corp.	92	11/17/17	USD	130.00	USD	1,217	(52,440)
Novo Nordisk A/S - ADR	183	11/17/17	USD	50.00	USD	881	(19,215)
Oracle Corp.	384	11/17/17	USD	51.10	USD	1,857	(9,669)
Oracle Corp.	72	11/17/17	USD	50.00	USD	348	(3,456)
Pfizer, Inc.	425	11/17/17	USD	34.00	USD	1,517	(81,600)
Regions Financial Corp.	424	11/17/17	USD	15.00	USD	646	(29,044)
Rio Tinto PLC - ADR	27	11/17/17	USD	50.00	USD	127	(1,822)
Rio Tinto PLC - ADR	177	11/17/17	USD	47.50	USD	835	(27,081)
SLM Corp.	594	11/17/17	USD	11.00	USD	681	(48,708)
Suncor Energy, Inc.	187	11/17/17	USD	35.00	USD	655	(19,448)
TOTAL SA - ADR	67	11/17/17	USD	55.00	USD	359	(3,685)
U.S. Bancorp	364	11/17/17	USD	52.50	USD	1,951	(71,708)
U.S. Bancorp	106	11/17/17	USD	55.00	USD	568	(7,261)
Urban Outfitters, Inc.	200	11/17/17	USD	22.00	USD	478	(53,000)
Valero Energy Corp.	14	11/17/17	USD	75.00	USD	108	(5,075)
Dell Technologies, Inc., Class V	340	11/28/17	USD	76.60	USD	2,625	(99,361)
TOTAL SA - ADR	165	12/08/17	USD	53.45	USD	883	(24,750)
Bank of America Corp.	665	12/15/17	USD	26.00	USD	1,685	(51,205)
Bank of America Corp.	504	12/15/17	USD	25.00	USD	1,277	(64,260)
Delta Air Lines, Inc.	500	12/15/17	USD	50.00	USD	2,411	(69,500)
Norfolk Southern Corp.	152	12/15/17	USD	135.00	USD	2,010	(62,320)
Pfizer, Inc.	158	12/15/17	USD	36.00	USD	564	(11,060)
Suncor Energy, Inc.	163	12/15/17	USD	35.00	USD	571	(20,456)
Urban Outfitters, Inc.	281	12/15/17	USD	24.00	USD	672	(58,308)
Total							$(9,291,634)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund (CII)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
D.R. Horton, Inc.	Bank of America N.A.	48,100	10/02/17	USD	36.50	USD	1,921	$(165,149)
SLM Corp.	Bank of America N.A.	72,300	10/03/17	USD	10.52	USD	829	(69,076)
Energizer Holdings, Inc.	Barclays Bank PLC	13,100	10/04/17	USD	42.32	USD	603	(49,127)
Activision Blizzard, Inc.	UBS AG	13,500	10/05/17	USD	63.61	USD	871	(16,478)
Regions Financial Corp.	Citibank N.A.	40,000	10/11/17	USD	14.57	USD	609	(29,550)
Robert Half International, Inc.	Deutsche Bank AG	30,000	10/12/17	USD	44.82	USD	1,510	(166,323)
Amdocs Ltd.	Bank of America N.A.	25,000	10/16/17	USD	65.15	USD	1,608	(11,452)
Packaging Corp. of America	Bank of America N.A.	27,200	10/16/17	USD	117.00	USD	3,119	(24,185)
Public Service Enterprise Group, Inc.	Barclays Bank PLC	34,000	10/16/17	USD	46.20	USD	1,573	(24,155)
D.R. Horton, Inc.	Bank of America N.A.	48,100	10/17/17	USD	36.50	USD	1,921	(169,176)
Fortive Corp.	Barclays Bank PLC	8,000	10/24/17	USD	70.39	USD	566	(10,560)
Regions Financial Corp.	UBS AG	45,500	10/27/17	USD	14.55	USD	693	(39,645)
Statoil ASA - ADR	Citibank N.A.	34,000	10/30/17	USD	18.75	USD	683	(48,142)
Rio Tinto PLC - ADR	Morgan Stanley & Co. International PLC	17,800	10/31/17	USD	48.42	USD	840	(13,580)
SLM Corp.	UBS AG	59,500	10/31/17	USD	10.89	USD	682	(48,560)
Public Service Enterprise Group, Inc.	Barclays Bank PLC	14,400	11/01/17	USD	46.71	USD	666	(11,378)
Robert Half International, Inc.	Deutsche Bank AG	30,000	11/01/17	USD	44.82	USD	1,510	(168,920)
SLM Corp.	Morgan Stanley & Co. International PLC	68,500	11/06/17	USD	10.43	USD	786	(84,511)
SunTrust Banks, Inc.	Credit Suisse International	41,300	11/06/17	USD	54.80	USD	2,469	(224,390)
Rio Tinto PLC - ADR	Barclays Bank PLC	10,200	11/10/17	USD	49.10	USD	481	(7,898)
Amdocs Ltd.	UBS AG	27,000	11/20/17	USD	63.41	USD	1,737	(60,392)
Avery Dennison Corp.	Citibank N.A.	12,300	11/20/17	USD	98.80	USD	1,210	(38,186)
CDW Corp.	Bank of America N.A.	38,500	11/20/17	USD	65.10	USD	2,541	(98,363)
EMCOR Group, Inc.	UBS AG	21,000	11/20/17	USD	67.81	USD	1,457	(106,197)
Statoil ASA - ADR	JPMorgan Chase Bank N.A.	32,000	11/27/17	USD	20.12	USD	643	(16,125)
Regions Financial Corp.	Morgan Stanley & Co. International PLC	71,300	12/04/17	USD	14.35	USD	1,086	(81,847)
SLM Corp.	Morgan Stanley & Co. International PLC	47,200	12/06/17	USD	11.50	USD	541	(27,881)
Flex Ltd.	Morgan Stanley & Co. International PLC	68,600	12/11/17	USD	16.60	USD	1,137	(50,158)
Total								$(1,861,404)

8	BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund (CII)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	734,841,211	—	—	734,841,211
Short-Term Securities	3,284,861	—	—	3,284,861

Total	$738,126,072	—	—	$738,126,072

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(7,793,241)	$(3,359,797)	—	$(11,153,038)

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are options written, which are shown at value.

During the period ended September 30, 2017, there were no transfers between levels.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND	SEPTEMBER 30, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: November 20, 2017